Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Oct. 31, 2021	Oct. 31, 2020
Income Statement [Abstract]
Revenue		$ 1,615,000	$ 3,240,000	$ 253,000
Operating expenses:
Research and development expenses	1,654,000	2,570,000	10,562,000	15,612,000
General and administrative expenses	2,510,000	3,008,000	11,464,000	11,090,000
Total operating expenses	4,164,000	5,578,000	22,026,000	26,702,000
Loss from operations	(4,164,000)	(3,963,000)	(18,786,000)	(26,449,000)
Other income (expense):
Interest income, net	1,000	1,000	5,000	110,000
Net changes in fair value of derivative liabilities	3,802,000	(27,000)	970,000
Loss on shares issued in settlement of warrants				(77,000)
Other expense			(1,000)	(3,000)
Other (expense) income	(4,000)	12,000
Net loss before income taxes	(365,000)	(3,977,000)	(17,812,000)	(26,419,000)
Income tax expense			50,000	50,000
Net loss	$ (365,000)	$ (3,977,000)	$ (17,862,000)	$ (26,469,000)
Net loss per common share, basic and diluted	$ (0.00)	$ (0.05)	$ (0.14)	$ (0.43)
Weighted average number of common shares, basic and diluted	145,638,459	83,943,982	129,090,709	61,003,839